Long-Term Debt - Additional Information1 (Detail)	3 Months Ended		6 Months Ended			6 Months Ended							6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] NOK	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] Minimum [Member]	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									700,000,000	700,000,000
Debt instrument, maturity date								May 17, 2017	May 17, 2017
Carrying amount of bonds								115,300,000
Interest Rate on LIBOR								The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.	The interest payments on the bonds are based on NIBOR plus a margin of 5.25%.				EURIBOR	EURIBOR
Marginal rate added to LIBOR for interest paid on first tranche under the loan facility						0.30%	2.75%	5.25%	5.25%							0.60%	2.25%
Fixed interest payment rate for currency swap								6.88%	6.88%
Transfer of principal amount											125,000,000	700,000,000
Long-term debt	1,564,935,000		1,564,935,000		1,413,353,000								329,480,000	253,300,000	341,382,000
Number of vessels													Two	Two
Weighted-average interest rate for the Partnership's long-term debt outstanding	2.04%		2.04%		2.29%
Foreign exchange (loss) gains	(2,787,000)	13,927,000	5,424,000	4,259,000
Aggregate annual long-term debt principal repayments, 2013	43,300,000		43,300,000
Aggregate annual long-term debt principal repayments, 2014	90,500,000		90,500,000
Aggregate annual long-term debt principal repayments, 2015	138,800,000		138,800,000
Aggregate annual long-term debt principal repayments, 2016	106,600,000		106,600,000
Aggregate annual long-term debt principal repayments, 2017	224,800,000		224,800,000
Aggregate annual long-term debt principal repayments, thereafter	$ 960,900,000		$ 960,900,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation			Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents			5.00%